SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid land use right
Period for recognition of intangible assets as an expense, minimum		40 years
Period for recognition of intangible assets as an expense, maximum		50 years
Expenses recognized		$ 1,080,099	$ 877,168	$ 715,405
Impairment of long-lived assets
Impairment charge on mono furnace	0	6,437,716
Carrying value of obsolete mono furnaces		1,102,562,325	980,164,615
Mono furnaces
Impairment of long-lived assets
Impairment charge on mono furnace		6,437,716
Carrying value of obsolete mono furnaces		0
Mono furnaces | Before write down
Impairment of long-lived assets
Carrying value of obsolete mono furnaces		$ 6,437,716